Guggenheim Total Return Bond Fund Average Annual Total Returns - A C Inst P Shares [Member]		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35% [1]
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.24%)	0.38%		1.88%
Performance Inception Date	Nov. 30, 2011
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.99%)	(1.24%)		0.33%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.75%)	(0.34%)		0.77%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.11%	0.45%		1.61%
Performance Inception Date	Nov. 30, 2011
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.16%	1.50%		2.68%
Performance Inception Date	Nov. 30, 2011
Class P
Prospectus [Line Items]
Average Annual Return, Percent		2.82%	1.20%	2.29%
Performance Inception Date	May 01, 2015

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Class A shares.
[2]	Performance reflects return since inception of Class P shares.